UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07909

CREDIT SUISSE SMALL CAP GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:                                                          Schedule of Investments

Credit Suisse Small Cap Growth Fund

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.3%)
Aerospace & Defense (1.9%)
BE Aerospace, Inc.*§	9,500	$235,125
Auto Components (1.5%)
Keystone Automotive Industries, Inc.*§	4,500	191,925
Banks (1.5%)
Signature Bank*	5,900	189,567
Beverages (1.6%)
Hansen Natural Corp.*§	4,400	202,356
Biotechnology (5.0%)
Cubist Pharmaceuticals, Inc.*§	9,100	208,572
Kendle International, Inc.*§	4,800	139,536
LifeCell Corp.*§	9,800	279,986
		628,094
Chemicals (1.6%)
Airgas, Inc.	3,800	137,750
Pacific Ethanol, Inc.	4,000	62,775
		200,525
Commercial Services & Supplies (5.0%)
Fuel-Tech NV*	9,100	103,376
Kenexa Corp.*§	4,200	99,330
Kforce, Inc.*	14,500	180,815
VistaPrint, Ltd.*§	9,500	210,140
WNS Holdings, Ltd. ADR*	900	22,590
		616,251
Communications Equipment (3.1%)
F5 Networks, Inc.*	6,200	287,308
Symmetricom, Inc.*§	13,500	95,580
		382,888
Construction Materials (0.4%)
U.S. Concrete, Inc.*§	5,900	51,389
Distribution & Wholesale (1.3%)
Beacon Roofing Supply, Inc.*§	7,350	134,431
Brightpoint, Inc.*§	1,759	25,805
		160,236
Diversified Financials (2.7%)
Bankrate, Inc.*§	3,800	114,342
Investment Technology Group, Inc.*	4,500	226,620
		340,962
Electrical Equipment (1.4%)
Energy Conversion Devices, Inc.*§	5,200	174,980
Electronic Equipment & Instruments (3.4%)
Daktronics, Inc.§	4,800	135,072
Hittite Microwave Corp.*§	2,500	101,875
Itron, Inc.*§	4,100	190,814
		427,761
Energy Equipment & Services (2.3%)
Dril-Quip, Inc.*§	1,800	152,082
TETRA Technologies, Inc.*	4,800	137,328
		289,410

	Number of Shares	Value
COMMON STOCKS
Healthcare Equipment & Supplies (10.4%)
ArthroCare Corp.*§	5,200	$229,008
Conor Medsystems, Inc.*	2,600	72,020
Hologic, Inc.*§	6,700	300,897
Illumina, Inc.*	1,900	72,637
Mentor Corp.§	4,000	177,840
Meridian Bioscience, Inc.§	5,800	121,800
Neurometrix, Inc.*	5,200	170,664
Spectranetics Corp.*§	11,500	148,235
		1,293,101
Healthcare Providers & Services (2.1%)
Psychiatric Solutions, Inc.*§	8,100	255,069

Hotels, Restaurants & Leisure (6.5%)
Chipotle Mexican Grill, Inc. Class A*§	3,900	204,750
Life Time Fitness, Inc.*§	5,100	231,030
Orient-Express Hotels, Ltd. Class A§	6,500	236,925
Shuffle Master, Inc.*§	4,500	131,175
		803,880
Household Durables (0.6%)
Knoll, Inc.§	4,000	68,800
Insurance (1.4%)
Tower Group, Inc.§	5,700	171,114
Internet & Catalog Retail (1.5%)
Nutri/System, Inc.*§	3,500	185,220
Internet Software & Services (4.4%)
Allscripts Heathcare Solutions, Inc.*§	9,300	177,258
INVESTools, Inc.*	14,500	118,900
Opsware, Inc.*§	15,900	110,505
Sify, Ltd. ADR*§	17,300	137,016
		543,679
IT Consulting & Services (1.6%)
Redback Networks, Inc.*§	13,100	202,526
Machinery (2.5%)
CE Franklin, Ltd.*§	12,000	160,200
Ceradyne, Inc.*§	3,000	146,670
		306,870
Media (3.4%)
aQuantive, Inc.*§	10,500	215,250
Central European Media Enterprises, Ltd. Class A*§	3,400	206,856
		422,106
Pharmaceuticals (2.4%)
Adolor Corp.*	5,700	136,401
Nektar Therapeutics*§	10,200	166,260
		302,661
Real Estate (2.7%)
Trammell Crow Co.*§	6,300	217,098
Williams Scotsman International, Inc.*§	5,600	119,448
		336,546
Semiconductor Equipment & Products (10.8%)
EMCORE Corp.*§	22,700	160,262
FormFactor, Inc.*§	4,000	171,480
Microsemi Corp.*§	7,700	194,810
Netlogic Microsystems, Inc.*§	6,100	149,450

	Number of Shares	Value
COMMON STOCKS
Semiconductor Equipment & Products
ON Semiconductor Corp.*§	22,700	$142,783
SiRF Technology Holdings, Inc.*§	8,000	152,800
Tessera Technologies, Inc.*§	11,900	374,493
		1,346,078
Software (5.3%)
Eclipsys Corp.*	5,700	111,264
Informatica Corp.*§	16,900	236,093
Taleo Corp. Class A*§	15,500	131,750
TradeStation Group, Inc.*§	12,300	179,826
		658,933
Specialty Retail (7.5%)
Aaron Rents, Inc.	7,100	171,394
Children’s Place Retail Stores, Inc.*§	3,300	184,206
Citi Trends, Inc.*§	2,700	80,109
DSW, Inc. Class A*§	2,300	78,959
Gymboree Corp.*§	4,100	137,432
J. Crew Group, Inc.*§	4,300	114,638
Zumiez, Inc.*§	5,600	167,608
		934,346
Textiles & Apparel (0.5%)
dELiA*s, Inc.*	7,577	55,918
Wireless Telecommunication Services (2.0%)
SBA Communications Corp. Class A*	10,300	245,964
TOTAL COMMON STOCKS (Cost $12,062,392)		12,224,280

WARRANTS (0.0%)
Chemicals (0.0%)
Pacific Ethanol, Inc., strike price $31.55, expires 02/28/07 (Cost $0)	2,000	0

SHORT-TERM INVESTMENT (28.7%)
State Street Navigator Prime Portfolio§§ (Cost $3,573,033)	3,573,033	3,573,033

TOTAL INVESTMENTS AT VALUE (127.0%) (Cost $15,635,425)		15,797,313

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.0%)		(3,354,039)

NET ASSETS (100.0%)		$12,443,274

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or a portion thereof is on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $15,635,425, $1,301,641, $(1,139,753) and $161,888, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE SMALL CAP GROWTH FUND, INC.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006